Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	NORTHQUEST CAPITAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001142728
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nqcfx
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2017
Prospectus Date	rr_ProspectusDate	Apr. 13, 2017
NORTHQUEST CAPITAL FUND INC
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	1.79%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Fees and Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 182
Three Years	rr_ExpenseExampleYear03	586
Five Years	rr_ExpenseExampleYear05	1,016
Ten Years	rr_ExpenseExampleYear10	$ 2,213
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

•	Market Risk. This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-term or long-term periods. You may lose money by investing in the Fund.
•	Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective.
•	Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments.
•	Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio.
•	Risk of Investing in a Managed Fund. The Fund may under perform other investments or indices as a result of investment selections recommended by the Fund's investment adviser.
•	Large Cash Positions. The Fund may hold a higher amount of cash during challenging economic times (such as a banking or financial crisis) which may prevent the Fund from achieving its long-term capital appreciation. A temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten year period. The past performance of the Fund that will be shown will not be an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund that will be shown will not be an indication of future results.
Annual Return 2007	rr_AnnualReturn2007	(3.69%)
Annual Return 2008	rr_AnnualReturn2008	(29.48%)
Annual Return 2009	rr_AnnualReturn2009	12.49%
Annual Return 2010	rr_AnnualReturn2010	8.35%
Annual Return 2011	rr_AnnualReturn2011	(1.63%)
Annual Return 2012	rr_AnnualReturn2012	7.93%
Annual Return 2013	rr_AnnualReturn2013	25.79%
Annual Return 2014	rr_AnnualReturn2014	7.94%
Annual Return 2015	rr_AnnualReturn2015	(6.44%)
Annual Return 2016	rr_AnnualReturn2016	11.18%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten year period shown in the bar chart the highest return for a quarter was 16.06% and the worst return for a quarter was -21.27%. These returns occurred in quarters ending 06/30/09 and 12/31/08, respectively.

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.27%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Tax figures for the Fund were calculated using the highest individual federal income tax bracket.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.
NORTHQUEST CAPITAL FUND INC | NORTHQUEST CAPITAL FUND INC
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	2.18%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions | NORTHQUEST CAPITAL FUND INC
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	1.84%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions and Sales | NORTHQUEST CAPITAL FUND INC
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	1.69%
NORTHQUEST CAPITAL FUND INC | S&P 500 Index with dividends reinvested (Return before fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	6.94%

[1]	The Advisor has contractually agreed through August 10, 2017 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.